Segment reporting - Segment information (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021
Disclosure of operating segments [line items]
External revenues	¥ 2,341,035	¥ 2,229,444	¥ 7,767,943	¥ 6,599,304
Segment profit/(loss) before taxation	145,590	162,473	615,546	(1,401,479)
Finance income	12,744	8,646	39,181	31,690
Finance costs	(8,141)	(6,407)	(25,407)	(20,267)
Depreciation and amortisation	(101,129)	(65,319)	(283,755)	(190,702)
Other material non-cash items:
- credit loss on trade and other receivables	(5,671)	(12,123)	(24,762)	(29,510)
Credit loss on trade and other receivables				(29,510)
- impairment loss on non-current assets	(1,931)		(11,467)
Segment assets	10,899,133		10,899,133		¥ 10,705,030
Segment liabilities	4,109,701		4,109,701		4,052,876
Reportable segments
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	132,709	149,001	595,439	185,735
Finance income	11,698	8,329	36,250	30,779
Finance costs	(8,139)	(6,407)	(25,396)	(20,257)
Depreciation and amortisation	(86,687)	(64,803)	(257,924)	(190,008)
Other material non-cash items:
- credit loss on trade and other receivables	(5,635)	(12,098)	(24,700)
Credit loss on trade and other receivables				(29,500)
- impairment loss on non-current assets	(1,931)		(11,467)
Segment assets	8,422,835	10,090,973	8,422,835	10,090,973
Segment liabilities	4,040,654	3,697,203	4,040,654	3,697,203
Reportable segments | Segment revenue
Disclosure of operating segments [line items]
External revenues	2,310,944	2,173,235	7,625,378	6,413,515
Segment profit/(loss) before taxation	132,709	149,001	595,439	185,735
Other material non-cash items:
Segment assets	8,422,835		8,422,835		10,188,040
Segment liabilities	4,040,654		4,040,654		3,995,757
Reportable segments | External revenues
Disclosure of operating segments [line items]
External revenues	2,310,944	2,173,235	7,625,378	6,413,515
MINISO brand
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	128,909	153,177	656,701	192,578
Finance income	11,603	8,326	36,130	30,775
Finance costs	(6,699)	(5,829)	(20,322)	(19,266)
Depreciation and amortisation	(75,022)	(61,759)	(241,024)	(185,008)
Other material non-cash items:
- credit loss on trade and other receivables	(4,686)	(11,905)	(22,253)
Credit loss on trade and other receivables				(29,302)
- impairment loss on non-current assets	(1,931)		(8,003)
Segment assets	7,915,823	9,927,060	7,915,823	9,927,060
Segment liabilities	3,463,783	3,527,937	3,463,783	3,527,937
MINISO brand | Segment revenue
Disclosure of operating segments [line items]
External revenues	2,199,752	2,149,482	7,273,858	6,387,145
MINISO brand | External revenues
Disclosure of operating segments [line items]
External revenues	2,199,752	2,149,482	7,273,858	6,387,145
TOP TOY brand
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	3,800	(4,176)	(61,262)	(6,843)
Finance income	95	3	120	4
Finance costs	(1,440)	(578)	(5,074)	(991)
Depreciation and amortisation	(11,665)	(3,044)	(16,900)	(5,000)
Other material non-cash items:
- credit loss on trade and other receivables	(949)	(193)	(2,447)
Credit loss on trade and other receivables				(198)
- impairment loss on non-current assets			(3,464)
Segment assets	507,012	163,913	507,012	163,913
Segment liabilities	576,871	169,266	576,871	169,266
TOP TOY brand | Segment revenue
Disclosure of operating segments [line items]
External revenues	111,192	23,753	351,520	26,370
TOP TOY brand | External revenues
Disclosure of operating segments [line items]
External revenues	111,192	23,753	351,520	26,370
Other segment
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	27,298	14,297	55,106	38,898
Finance income	836	317	2,462	911
Finance costs	(2)		(11)	(10)
Depreciation and amortisation	(963)	(516)	(1,242)	(694)
Other material non-cash items:
- credit loss on trade and other receivables	(36)	(25)	(62)
Credit loss on trade and other receivables				(10)
Segment assets	198,445	234,016	198,445	234,016
Segment liabilities	49,241	141,282	49,241	141,282
Other segment | Segment revenue
Disclosure of operating segments [line items]
External revenues	90,901	99,849	284,975	259,903
Segment profit/(loss) before taxation	27,298	14,297	55,106	38,898
Other material non-cash items:
Segment assets	198,445		198,445		164,928
Segment liabilities	49,241		49,241		¥ 57,119
Other segment | External revenues
Disclosure of operating segments [line items]
External revenues	30,091	56,209	142,565	185,789
Other segment | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues	60,810	43,640	142,410	74,114
Reportable and other segments before elimination of discontinued operations
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	160,007	163,298	650,545	224,633
Finance income	12,534	8,646	38,712	31,690
Finance costs	(8,141)	(6,407)	(25,407)	(20,267)
Depreciation and amortisation	(87,650)	(65,319)	(259,166)	(190,702)
Other material non-cash items:
- credit loss on trade and other receivables	(5,671)	(12,123)	(24,762)
Credit loss on trade and other receivables				(29,510)
- impairment loss on non-current assets	(1,931)		(11,467)
Segment assets	8,621,280	10,324,989	8,621,280	10,324,989
Segment liabilities	4,089,895	3,838,485	4,089,895	3,838,485
Reportable and other segments before elimination of discontinued operations | Segment revenue
Disclosure of operating segments [line items]
External revenues	2,401,845	2,273,084	7,910,353	6,673,418
Reportable and other segments before elimination of discontinued operations | External revenues
Disclosure of operating segments [line items]
External revenues	2,341,035	2,229,444	7,767,943	6,599,304
Reportable and other segments before elimination of discontinued operations | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues	¥ 60,810	¥ 43,640	¥ 142,410	¥ 74,114